Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 17,778,895	$ 2,295,277
Accounts receivable, net	2,032,717	1,362,417
Due from related party	1,473
Prepaid expenses and other current assets	4,269,611	40,001
TOTAL CURRENT ASSETS	24,082,696	3,697,695
Property and equipment, net	13,380	12,176
Intangible assets, net	903,768
Right-of-use assets, net	42,574	305,264
TOTAL NONCURRENT ASSETS	959,722	317,440
TOTAL ASSETS	25,042,418	4,015,135
CURRENT LIABILITIES
Deferred revenue		800,492
Taxes payable	1,404,128	874,834
Due to related parties	7,361	756,478
Operating lease liabilities, current	15,833	72,362
Accrued expenses and other current liabilities	541,050	16,834
TOTAL CURRENT LIABILITIES	1,968,372	2,521,000
Operating lease liabilities, non-current	26,741	232,902
Total Liabilities	1,995,113	2,753,902
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary common shares, $0.001125 par value, 883,000,000 shares authorized, 45,375,000 shares and 40,000,000 shares issued and outstanding as of September 30, 2022 and 2021, respectively*	51,047	45,000
Additional paid-in capital	18,918,303	155,024
Retained earnings	4,685,007	1,082,642
Accumulated other comprehensive loss	(607,052)	(21,433)
TOTAL SHAREHOLDERS’ EQUITY	23,047,305	1,261,233
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	25,042,418	4,015,135
Preferred Class A [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, $0.001125 par value, 5,000,000 shares authorized, none issued and outstanding*